Warrants for Common Stock and Preferred and Common Units - Summary of warrants (FY) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of Shares of Common Stock Issuable	99,986	99,986
Common Stock [Member] | August 14, 2015
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Number of Shares of Common Stock Issuable	74,622	74,622
Exercise Price	$ 24.05	$ 24.05
Common Stock [Member] | October 9, 2015
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Number of Shares of Common Stock Issuable	7,798	7,798
Exercise Price	$ 24.05	$ 24.05
Common Stock [Member] | June 14, 2018
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Number of Shares of Common Stock Issuable	2,152	2,152
Exercise Price	$ 30.13	$ 30.13
Common Stock [Member] | December 20, 2019
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Number of Shares of Common Stock Issuable	15,414	15,414
Exercise Price	$ 18.98	$ 18.98